Investment Objectives and Goals	Sep. 28, 2026
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV YIELD PREMIUM STRATEGY AMAZON (AMZN) ETF (TICKER: AMZP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Amazon (AMZN) ETF (the “YP Amazon Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Amazon Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Amazon” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Apple (AAPL) ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV YIELD PREMIUM STRATEGY APPLE (AAPL) ETF (TICKER: AAPY) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Apple (AAPL) ETF (the “YP Apple Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Apple Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL” or “Apple” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Google (GOOGL) ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV YIELD PREMIUM STRATEGY GOOGLE (GOOGL) ETF (TICKER: GOOP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Google (GOOGL) ETF (the “YP Google Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Google Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Alphabet Inc. (“GOOGL” or “Google” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV YIELD PREMIUM STRATEGY MICROSOFT (MSFT) ETF (TICKER: MSFY) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Microsoft (MSFT) ETF (the “YP Microsoft Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Microsoft Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT” or “Microsoft” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV YIELD PREMIUM STRATEGY NETFLIX (NFLX) ETF (TICKER: NFLP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “YP Netflix Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Netflix Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix, Inc. (“NFLX” or “Netflix” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV YIELD PREMIUM STRATEGY TESLA (TSLA) ETF (TICKER: TSLP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Yield Premium Strategy Tesla (TSLA) ETF (the “YP Tesla Fund”) seeks to provide current income.
Objective, Secondary [Text Block]

The YP Tesla Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla, Inc. (“TSLA” or “Tesla” or the “Underlying Security”), subject to a limit on potential investment gains.

Kurv Gold Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV GOLD ENHANCED INCOME ETF (TICKER: KGLD) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Gold Enhanced Income ETF (the “Gold Fund”) seeks to maximize total return.
Kurv Silver Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV SILVER ENHANCED INCOME ETF (TICKER: KSLV) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Silver Enhanced Income ETF (the “Silver Fund”) seeks to maximize total return.
Kurv Platinum Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV PLATINUM ENHANCED INCOME ETF (TICKER: KPTN) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Platinum Enhanced Income ETF (the “Platinum Fund”) seeks to maximize total return.
Kurv Copper & Mining Enhanced Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV COPPER & MINING ENHANCED INCOME ETF (TICKER: KCOP) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Copper & Mining Enhanced Income ETF (the “Copper Fund”) seeks to maximize total return.
Kurv Technology Titans Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV TECHNOLOGY TITANS SELECT ETF (TICKER: KQQQ) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv Technology Titans Select ETF (the “Fund”) seeks maximum total return, consistent with prudent investment management.
Kurv High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	KURV HIGH INCOME ETF (TICKER: KYLD) - SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Kurv High Income ETF (the “Fund”) seeks to provide high income.